Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 26,871	¥ 34,365
Accumulated depreciation on capitalized leases	14,750	23,874
Long-term debt	27,743,443	21,959,136
Impairment losses for long-lived assets	5,964	7,016	¥ 6,057
Impairment losses recognized for real estate held for sale	901	541	¥ 176
BTMU [Member] | Buildings and Land [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	¥ 43,031	¥ 44,152